Exceptional items (Tables)	9 Months Ended
Sep. 30, 2025
Analysis of income and expense [abstract]
Schedule of Exceptional Items

	For the three months ended September 30,		For the nine months ended September 30,
	2025	2024	2025	2024
	€m	€m	€m	€m
Business transformation program (1)	14.2	14.4	35.4	47.2
Organizational streamlining program (2)	3.1	—	10.9	—
Supply chain network optimization (3)	—	—	1.9	—
Settlement of legacy matters (4)	(0.4)	(0.1)	0.7	3.0
Total exceptional items	16.9	14.3	48.9	50.2